RESEARCH AND DEVELOPMENT EXPENSES - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development Expense [Abstract]
Salary and related expenses	$ 4,461	$ 4,079	$ 4,429
Share based payment	1,634	801	663
Materials and related expenses	737	812	1,365
Depreciation	334	371	291
Subcontractors	150	340	304
IIA participation	(100)	(286)	0
Other	280	206	268
Total	$ 7,496	$ 6,323	$ 7,320